Quarterly Result of Operations (Parenthetical) (Detail) (USD $)	3 Months Ended				12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2013	May 31, 2012	May 31, 2011
Quarterly Financial Information [Line Items]
Reduction in Net Sales				$ 2,900,000
Reduction in the Gross Profit				5,400,000
Exit costs associated on unprofitable contract				5,600,000
Impairment on investment in Kemrock	18,500,000			40,300,000	51,092,000
Bad debt from loan to Kemrock	4,000,000			5,000,000	18,800,000	5,800,000	10,900,000
Impacted net income	30,000,000	51,000,000	10,800,000	50,900,000
Impacted earnings per share	$ 0.23	$ 0.40	$ 0.09	$ 0.38
Accrued contingencies		68,800,000
Impacted net income due to strategic repositioning		1,600,000
Restructuring charges	23,900,000				20,072,000
Inventory markdowns	3,900,000
Reduction in estimated accrual	$ 3,700,000